Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues [Abstract]
Operating revenues	$ 755,038	$ 668,173	$ 717,888
Operating expenses: [Abstract]
Cost of gas	324,795	260,588	327,305
Operations and maintenance	158,001	143,331	151,349
Environmental remediation	15,291	13,298	3,513
General taxes	30,639	29,243	28,962
Depreciation and amortization	81,053	77,604	75,722
Total operating expenses	609,779	524,064	586,851
Income from operations	145,259	144,109	131,037
Other income (expense), net	5,348	(543)	7,738
Interest expense, net	37,526	38,136	38,843
Income before income taxes	113,081	105,430	99,932
Income tax expense	41,008	43,011	39,906
Net income from continuing operations	72,073	62,419	60,026
Loss from discontinued operations, net of tax	(127,696)	(3,524)	(6,323)
Net income (loss)	(55,623)	58,895	53,703
Other comprehensive income: [Abstract]
Change in employee benefit plan liability, net of taxes of $735 for 2017, $452 for 2016, and ($988) for 2015	(2,059)	(744)	1,561
Amortization of non-qualified employee benefit plan liability, net of taxes of ($374) for 2017, ($624) for 2016, and ($883) for 2015	572	955	1,353
Comprehensive income (loss)	$ (57,110)	$ 59,106	$ 56,617
Average common shares outstanding: [Abstract]
Basic	28,669,000	27,647,000	27,347,000
Diluted	28,753,000	27,779,000	27,417,000
Earnings from continuing operations per share of common stock:
Basic	$ 2.51	$ 2.26	$ 2.19
Diluted	2.51	2.25	2.19
Earnings (loss) per share of common stock:
Basic	(1.94)	2.13	1.96
Diluted	(1.93)	2.12	1.96
Dividends declared per share of common stock	$ 1.88	$ 1.87	$ 1.86